Class A B C M R Y | Putnam Convertible Securities Fund
Fund summary
Goal
Putnam Convertible Securities Fund seeks, with equal emphasis, current income and capital appreciation.
Its secondary objective is conservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Class A B C M R Y - Putnam Convertible Securities Fund	Class A		Class B		Class C		Class M	Class R	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A B C M R Y - Putnam Convertible Securities Fund	Class A	Class B	Class C	Class M	Class R	Class R6		Class Y
Management fees	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%		0.62%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	0.18%	0.18%	0.18%	0.18%	0.18%	0.10%	[1]	0.18%
Total annual fund operating expenses	1.05%	1.80%	1.80%	1.55%	1.30%	0.72%		0.80%
[1]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Class A B C M R Y - Putnam Convertible Securities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	676	890	1,121	1,784
Class B	683	866	1,175	1,919
Class C	283	566	975	2,116
Class M	502	822	1,165	2,131
Class R	132	412	713	1,568
Class R6	72	230	401	894
Class Y	82	255	444	990

Expense Example, No Redemption - Class A B C M R Y - Putnam Convertible Securities Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	183	566	975	1,919
Class C	183	566	975	2,116

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 68%.
Investments, risks, and performance
Investments
We invest mainly in convertible securities of U.S. companies. Under normal circumstances, we invest at least 80% of the fund’s net assets in convertible securities. This policy may be changed only after 60 days’ notice to shareholders. Convertible securities combine the investment characteristics of bonds and common stocks. Convertible securities include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. A significant portion of the convertible securities we buy are below-investment-grade (sometimes referred to as “junk bonds”). The convertible bonds we buy usually have intermediate- to long-term stated maturities (i.e., three years or longer), but often contain “put” features, which allow bondholders to sell the bond back to the company under specified circumstances, that result in shorter effective maturities. When deciding whether to buy or sell investments, we may consider, among other factors: (i) a security’s structural features, such as its position in a company’s capital structure and “put” and “call” features (a company’s right to repurchase the security under specified circumstances is a “call” feature); (ii) credit and prepayment risks; and (iii) with respect to a company’s common stock underlying a convertible security, the stock’s valuation and the company’s financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. These risks are generally greater for convertible securities issued by small and midsize companies (which may constitute a significant portion of the fund’s investments from time to time). The value of convertible securities may be adversely affected by changes in the prices of underlying common stocks. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk, which is the risk that an issuer of the fund’s investments may default on payment of interest or principal. Credit risk is generally greater for below-investment-grade convertible securities (a significant part of the fund’s investments). Generally, convertible securities may be less sensitive to interest rate changes than non-convertible bonds as a result of convertible securities’ convertibility and “put” features. Interest rate risk is generally greater for longer-term bonds and convertible securities whose underlying stock price has fallen significantly below the conversion price.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2009 19.05% Worst calendar quarter Q3 2011 −14.14%
Average annual total returns after sales charges (for periods ended 12/31/18)
Average Annual Total Returns - Class A B C M R Y - Putnam Convertible Securities Fund		Label	1 Year	5 Years	10 Years
Class A		before taxes	(8.83%)	2.77%	10.71%
Class A | after taxes on distributions			(11.76%)	0.99%	9.27%
Class A | after taxes on distributions and sale of fund shares			(3.58%)	1.78%	8.45%
Class B		before taxes	(8.23%)	2.91%	10.70%
Class C		before taxes	(4.85%)	3.22%	10.54%
Class M		before taxes	(7.08%)	2.75%	10.43%
Class R		before taxes	(3.47%)	3.74%	11.09%
Class R6	[1]	before taxes	(3.00%)	4.27%	11.65%
Class Y		before taxes	(3.05%)	4.26%	11.64%
ICE BofAML U.S. Convertible Index (no deduction for fees, expenses or taxes)			0.15%	5.95%	12.21%
[1]	Performance for class R6 shares prior to its inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

ICE BofAML Indexes: ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.